Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Inventories

Inventories include the following:

	June 30,	December 31,
€ in thousand	2022	2021
Raw materials	99,195	102,082
Work in progress	116,188	55,681
Finished goods	14,636	8,135
Purchased goods (third party products)	3,638	7,362
Gross amount of Inventory before write-down	233,657	173,260
Less: write-down	(138,455)	(49,162)
Inventory	95,201	124,098

Write-down provisions related to the inventory categories as follows:

Write-down provisions related to the inventory categories as follows:

	June 30,	December 31,
€ in thousand	2022	2021
Raw materials	71,325	29,751
Work in progress	62,452	15,096
Finished goods	4,317	3,974
Purchased goods (third party products)	361	342
Total write-down provision	138,455	49,162